Income Taxes Loss Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 12,490
Federal Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 620
Federal Foreign [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2017
Federal Foreign [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2026
Federal and State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017
Federal and State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2036
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 246
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	1,440
Non- U.S. [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	2,380
Portion of Non- U.S. with expiration dates [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 369
Portion of Non- U.S. with expiration dates [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017
Portion of Non- U.S. with expiration dates [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2036